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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08702

                    ALLIANCE ALL-MARKET ADVANTAGE FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2007

                   Date of reporting period: December 31, 2006

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ITEM 1. SCHEDULE OF INVESTMENTS.


                                       2

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Alliance All-Market Advantage Fund
Portfolio of Investments
December 31, 2006 (unaudited)

Company                                                  Shares    U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 100.4%
Technology - 28.9%
Communication Equipment - 6.4%
Cisco Systems, Inc. (a)                                  64,200     $ 1,754,586
Corning, Inc. (a)                                        25,900         484,589
QUALCOMM, Inc.                                           23,100         872,949
                                                                    -----------
                                                                      3,112,124
                                                                    -----------
Computer Hardware/Storage - 7.7%
Apple Computer, Inc. (a)                                 28,200       2,392,488
Hewlett-Packard Co.                                      31,800       1,309,842
                                                                    -----------
                                                                      3,702,330
                                                                    -----------
Computer Peripherals - 1.6%
Network Appliance, Inc. (a)                              19,300         758,104
                                                                    -----------
Internet Infrastructure - 0.9%
Akamai Technologies, Inc. (a)                             8,200         435,584
                                                                    -----------
Internet Media - 5.4%
Google, Inc.-Class A (a)                                  5,660       2,606,317
                                                                    -----------
Semiconductor Components - 5.4%
Advanced Micro Devices, Inc. (a)                         24,700         502,645
Broadcom Corp.-Class A (a)                               42,200       1,363,482
NVIDIA Corp. (a)                                         20,100         743,901
                                                                    -----------
                                                                      2,610,028
                                                                    -----------
Software - 1.5%
Microsoft Corp.                                          25,000         746,500
                                                                    -----------
                                                                     13,970,987
                                                                    -----------
Finance - 20.9%
Banking - Money Center - 4.9%
Credit Suisse Group (New York
   Exchange) (ADR)                                       17,100       1,194,435
JPMorgan Chase & Co.                                     17,000         821,100
UBS AG (New York Exchange)                                6,300         380,079
                                                                    -----------
                                                                      2,395,614
                                                                    -----------
Brokerage & Money Management - 10.9%
Franklin Resources, Inc.                                 14,800       1,630,516
Goldman Sachs Group, Inc.                                 5,100       1,016,685
Legg Mason, Inc.                                         12,000       1,140,600
Merrill Lynch & Co., Inc.                                15,800       1,470,980
                                                                    -----------
                                                                      5,258,781
                                                                    -----------
Diversified - 2.7%
Chicago Mercantile Exchange Holdings,
   Inc.-Class A                                             650         331,337
NYSE Group, Inc. (a)                                      9,900         962,280
                                                                    -----------
                                                                      1,293,617
                                                                    -----------


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Insurance - 2.4%
American International Group, Inc.                       16,600       1,189,556
                                                                    -----------
                                                                     10,137,568
                                                                    -----------
Consumer Services - 17.9%
Apparel - 0.2%
Nike, Inc.-Class B                                        1,000          99,030
                                                                    -----------
Broadcasting & Cable - 4.8%
Comcast Corp.-Special-Class A (a)                        31,000       1,298,280
Time Warner, Inc.                                        48,000       1,045,440
                                                                    -----------
                                                                      2,343,720
                                                                    -----------
Cellular Communications - 1.8%
America Movil SAB de CV Series L (ADR)                   19,500         881,790
Railroads - 0.5%
                                                                    -----------
Hertz Global Holdings, Inc. (a)                          12,600         219,114
                                                                    -----------
Restaurants & Lodging - 6.0%
Hilton Hotels Corp.                                      21,100         736,390
Las Vegas Sands Corp. (a)                                 5,400         483,192
McDonald's Corp.                                         23,100       1,024,023
Starwood Hotels & Resorts Worldwide, Inc.                10,500         656,250
                                                                    -----------
                                                                      2,899,855
                                                                    -----------
Retail - General Merchandise - 4.6%
Kohl's Corp. (a)                                         15,700       1,074,351
Target Corp.                                             18,300       1,044,015
Tiffany & Co.                                             2,700         105,948
                                                                    -----------
                                                                      2,224,314
                                                                    -----------
                                                                      8,667,823
                                                                    -----------
Health Care - 10.3%
Biotechnology - 2.7%
Genentech, Inc. (a)                                      14,000       1,135,820
Gilead Sciences, Inc. (a)                                 2,800         181,804
                                                                    -----------
                                                                      1,317,624
                                                                    -----------
Drugs - 1.0%
Teva Pharmaceutical Industries Ltd. (ADR)                15,300         475,524
                                                                    -----------
Medical Products - 2.8%
Alcon, Inc.                                              11,900       1,330,063
                                                                    -----------
Medical Services - 3.8%
WellPoint, Inc. (a)                                      23,400       1,841,346
                                                                    -----------
                                                                      4,964,557
                                                                    -----------
Consumer Staples - 5.8%
Food - 1.0%
WM Wrigley Jr Co.                                         9,300         480,996
                                                                    -----------
Household Products - 4.3%
Procter & Gamble Co.                                     32,400       2,082,348
                                                                    -----------
Miscellaneous - 0.5%
Fortune Brands, Inc.                                      3,000         256,170
                                                                    -----------
                                                                      2,819,514
                                                                    -----------
Aerospace & Defense - 5.7%
Aerospace - 5.7%
Boeing Co.                                               25,300       2,247,652


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Rockwell Collins, Inc.                                    8,200         518,978
                                                                    -----------
                                                                      2,766,630
                                                                    -----------
Energy - 5.2%
Oil Service - 5.2%
BJ Services Co.                                           2,600          76,232
GlobalSantaFe Corp.                                       3,800         223,364
Halliburton Co.                                          52,000       1,614,600
Schlumberger, Ltd.                                        9,200         581,072
                                                                    -----------
                                                                      2,495,268
                                                                    -----------
Capital Goods - 2.6%
Engineering & Construction - 0.5%
Fluor Corp.                                               3,000         244,950
                                                                    -----------
Industrial Components - 2.1%
General Electric Co.                                     27,600       1,026,996
                                                                    -----------
                                                                      1,271,946
                                                                    -----------
Basic Industry - 1.7%
Chemicals - 1.7%
Monsanto Co.                                             15,600         819,468
                                                                    -----------
Consumer Manufacturing - 1.4%
Auto & Related - 1.4%
Toyota Motor Corp. (ADR)                                  5,100         684,981
                                                                    -----------
Total Common Stocks
   (cost $38,677,299)                                                48,598,742
                                                                    -----------

                                                       Contracts
                                                       ---------
PURCHASED OPTIONS - 1.8%
Call Options Purchased - 1.8%
Gilead Sciences, Inc. (a)
   Expiration: Jan '07 @  $35                               165         495,000
WellPoint, Inc. (a)
   Expiration: Jan '07 @ $45                                110         371,800
                                                                    -----------
Total Purchased Options
   (cost $830,275)                                                      866,800
                                                                    -----------

                                                       Principal
                                                          Amount
                                                           (000)
                                                       ---------
SHORT-TERM INVESTMENTS - 0.8%
Time Deposit - 0.8%
The Bank of New York
   4.25%, 1/02/07
   (cost $380,000)                                       $  380         380,000
                                                                    -----------
Total Investments - 103.0%
   (cost $39,887,574)                                                49,845,542
Other assets less liabilities - (3.0)%                               (1,447,643)
                                                                    -----------
Net Assets - 100.0%                                                 $48,397,899
                                                                    -----------


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(a)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:
ADR - American Depositary Receipt


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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance All-Market Advantage Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 22, 2007


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and
    Chief Financial Officer

Date: February 22, 2007


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